Real Estate Investments	12 Months Ended
Dec. 31, 2013
Real Estate [Abstract]
Real Estate Investments
Real Estate Investments
Excluding the CapLease Merger, the following table presents the allocation of the assets acquired and liabilities assumed during the periods presented (dollar amounts in thousands):

	Year Ended December 31,
	2013(1)	2012
Real estate investments, at cost:
Land	$883,491	$237,282
Buildings, fixtures and improvements	2,311,211	1,229,230
Total tangible assets	3,194,702	1,466,512
Acquired intangible assets:
In-place leases	334,839	197,873
Above market leases	12,317	1,503
Total assets acquired, net	3,541,858	1,665,888
Assumed intangible liabilities:
Below market leases	(21,446)	—
Total liabilities acquired, net	(21,446)	—
OP Units issued to acquire real estate investments	—	(6,352)
Cash paid for acquired real estate investments	$3,520,412	$1,659,536
Number of properties acquired	1,739	573
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(1) Excludes 50 properties comprised of $66.1 million of net investments subject to direct financing leases.
The following table presents unaudited pro forma information as if the acquisitions, including the CapLease Merger discussed in Note 5 — CapLease Acquisition, during the year ended December 31, 2013 had been consummated on January 1, 2012. These amounts have been calculated after applying the Company's accounting policies and adjusting the results of acquisitions to reflect the additional depreciation and amortization and interest expense that would have been charged had the acquisitions occurred on January 1, 2012. Additionally, the unaudited pro forma net loss attributable to stockholders was adjusted to exclude acquisition related expenses of $76.1 million and $45.1 million for the years ended December 31, 2013 and 2012, respectively, and merger and other transaction related expenses of $278.3 million and $2.6 million for the years ended December 31, 2013 and 2012, respectively (amounts in thousands).

	Year Ended December 31,
	2013	2012
Pro forma revenues	$574,058	$467,434
Pro forma net loss attributable to stockholders	$(75,132)	$(15,708)

Future Lease Payments
The following table presents future minimum base rental cash payments due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items (amounts in thousands):

	Future Minimum Operating Lease Base Rent Payments	Future Minimum Direct Financing Lease Payments(1)
2014	$522,563	$5,402
2015	512,833	5,028
2016	496,691	4,946
2017	460,070	4,545
2018	424,934	3,455
Thereafter	2,734,499	10,352
Total	$5,151,590	$33,728
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(1) 50 properties are subject to direct financing leases and, therefore, revenue is recognized as direct financing lease income on the discounted cash flows of the lease payments. Amounts reflected are the cash rent on these respective properties.
Net Investment in Direct Financing Leases
The components of the Company's net investment in direct financing leases as of December 31, 2013 are as follows (amounts in thousands):

December 31, 2013
Future minimum lease payments receivable	$33,729
Unguaranteed residual value of property	46,172
Unearned income	(13,789)
Net investment in direct financing leases	$66,112

The Company had no investments in direct financing leases as of December 31, 2012.
Development Activities
Prior to the CapLease Acquisition Date (as defined below), Caplease entered into an agreement to construct a distribution warehouse in Columbia, South Carolina on a build-to-suit basis for a large private company tenant. The new build-to-suit project has an estimated total investment of $22.0 million. Construction activity and funding of the project commenced during June 2013.
Also prior to the CapLease Acquisition Date, CapLease entered into an agreement with a major Texas-based developer to develop a 150,000 square foot speculative office building in The Woodlands, Texas, adjacent to and part of the same development as an existing office building owned by CapLease and purchased in 2012. Costs of the project which are budgeted to be $34.0 million are scheduled to be funded by equity contributions from the Company and its developer partner, and $17.0 million of advances during the construction period under a development loan entered into with Amegy Bank. All equity contributions are scheduled to be borne as follows: the Company, 90%; and the developer, 10%; except for cost overruns, which will be borne 50% by each. Because the Company has a controlling financial interest in the investment, it consolidates the investment for financial accounting purposes. The Company has an option to purchase, and the developer the option to sell to the Company, in each case at fair market value, the developer's interest in the project upon (i) substantial completion of the project and (ii) leases being entered into for 95% of the square footage of the project. Construction activity and funding of the project commenced during the quarter ended September 30, 2013.
The table below details the Company's investment in its pending development projects as of December 31, 2013. The information included in the table below represents management's estimates and expectations at December 31, 2013 which are subject to change. The Company's disclosures regarding certain projections or estimates of completion dates may not reflect actual results (dollar amounts in thousands).

Location	Tenant	Property Type	Approximate Square Feet	Lease Term (years)	Percent Owned	Investment through 12/31/13	Estimated Remaining Investment	Estimated Total Investment	Estimated Completion Date
Columbia, South Carolina	Large private company	Warehouse	450,000	10.5(1)	100%	$14,745	$7,325	$22,033	Q1 2014
The Woodlands, Texas	N/A - speculative development	Office building	150,000	N/A	90%	$7,257	$26,775	$33,987	Q3 2014
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(1) The lease is in force and the 10.5 year lease term will commence upon substantial completion of the building.
The amount of the "Investment" as of December 31, 2013 includes capitalized interest of approximately $37,000 for the Columbia, South Carolina project and approximately $45,000 for The Woodlands, Texas project. The amount of capitalized interest subsequent to the CapLease Acquisition Date through December 31, 2013 was not significant.
Tenant Concentration
The following table lists the tenants of the Company whose annualized rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2013. Annualized rental income for net leases is rental income on a straight-line basis as of the period reported, which includes the effect of tenant concessions such as free rent, as applicable. There were no tenants exceeding 10% of consolidated annualized rental income on a straight-line basis at December 31, 2013.

	Year Ended December 31,
	2013	2012
Citizens Bank	*	13.8%
Dollar General	*	12.3%
FedEx	*	10.2%
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* The tenants' annualized rental income was not greater than 10% of total consolidated annualized rental income for all portfolio properties as of the period specified.
No other tenant represents more than 10% of total consolidated annualized rental income on a straight-line basis for the periods presented.
Geographic Concentration
The following table lists the states where the Company has concentrations of properties where annual rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
Texas	10.7%	*
Illinois	*	11.2%
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* The geographical concentration's annualized rental income was not greater than 10% of total consolidated annualized rental income for all portfolio properties as of the period specified.